COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Our former director, Mr. Gaga Gvenetadze, had previously agreed to provide his own premises for office needs without charging any fee until the new premises agreement is signed in the second quarter of 2025. As Mr. Gvenetadze is no longer a director, there are no current commitments from the existing director, Mr. Ka Miew Hon, regarding the provision of office premises.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Our officer and director, Gaga Gvenetadze, has agreed to provide his own premises under office needs. He will not take any fee for these premises; it is for free use.